Warrants - Schedule of Public Warrant Activity (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Public Warrant Activity [Line Items]
Number of Warrants, Beginning balance | shares	12,524,392
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 230
Number of Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares	$ 230
Number of Warrants, Ending balance | shares	12,524,392
Weighted Average Exercise Price, Ending balance | $ / shares	$ 230